Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities
Net income	$ 4,552,682	$ 6,242,424	$ 4,609,453
Adjustments to reconcile net income to cash provided (used in) by operating activities
Allowance for doubtful accounts		116	2,948
Depreciation and amortization	954,517	218,526	228,547
Inventory reserve recovery	(5,812)	(138,354)	(312,532)
Deferred income tax	1,411	19,012	29,109
Amortization of operating lease right-of-use assets	228,552	150,978	58,147
Amortization of stock-based compensation	131,092	170,883	44,910
Issuance of ordinary shares for services	218,304
Unrealized foreign currency exchange loss (gain)	(35,008)	(18,831)	45,124
Gain on disposal of property and equipment		(725)
Changes in operating assets and liabilities:
Accounts receivable	2,081,376	(1,300,942)	(89,543)
Inventories	721,371	(157,709)	(209,011)
Advance to suppliers, net	(11,510,450)	(407,022)	(399,262)
Prepaid expenses and other current assets	(2,170,541)	(265,446)	2,642
Accounts payable	833,547	(141,927)	(969,414)
Operating lease liabilities	(232,147)	(147,812)	(49,648)
Taxes payable	1,561,946	(3,632,922)	410,716
Deferred revenue	(80,176)	(875,295)	684,030
Accrued expenses and other current liabilities	2,097,424	97,925	(33,092)
Net cash (used in) provided by operating activities	(651,912)	(187,121)	4,053,124
Cash flows from investing activities
Purchase of short-term investments	(67)	(5,097,816)	(2,159,920)
Proceeds upon redemption of short-term investments		6,776,385	470,082
Purchase of property and equipment	(61,906)	(27,695)	(51,878)
Proceeds from sales of property and equipment		1,613
Capital expenditures on construction-in-progress	(460,125)	(4,708,138)	(4,432,941)
Purchase of intangible assets	(669,190)		(269,088)
Proceeds of borrowings to related parties	5,623
Payment of acquisition deposit			(1,000,000)
Net cash used in investing activities	(1,185,665)	(3,055,651)	(7,443,745)
Cash flows from financing activities
Net proceeds from issuance of ordinary shares	2,027,544		11,271,480
Proceeds from exercise of stock options		140
Proceeds from short-term loans	2,879,809	2,631,890	1,257,225
Proceeds from long-term loans	1,132,803	578,343	1,245,871
Repayment of short-term loans	(2,728,836)	(40,780)	(2,563,433)
Repayment of long-term loans	(2,143,046)	(637,147)	(2,522,101)
(Repayment of) proceeds from borrowings from related parties	13,482	(96,969)	(2,262,378)
(Repayment of) proceeds from third party loans			(721,484)
(Repayment of) principal from finance lease	(26,509)	(173,961)	169,153
Payment for deferred initial public offering costs			(521,651)
Net cash provided by financing activities	1,155,247	2,261,516	5,352,682
Effect of changes of foreign exchange rates on cash	(45,780)	(81,750)	(111,300)
Net (decrease) increase in cash	(728,110)	(1,063,006)	1,850,761
Cash, beginning of year	840,861	1,903,867	53,106
Cash, end of year	112,751	840,861	1,903,867
Supplemental disclosure of cash flow information
Cash paid for interest expense	238,224	446,884	417,266
Cash paid for income tax	478,683	2,290,393	2,411
Supplemental disclosure of non-cash investing and financing activities
Amortization of share-based compensation for initial public offering services			422,221
Exercise of options	2
Right-of-use assets obtained in exchange for operating lease obligations		546,323	257,564
Unpaid purchase of property and equipment	$ 403,318